Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2019

VIPEI-QTLY-1119
1.808778.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,669,893	$63,188,751
Verizon Communications, Inc.	1,937,359	116,938,989
		180,127,740
Entertainment - 2.1%
The Walt Disney Co.	806,600	105,116,112
Media - 2.9%
Comcast Corp. Class A	2,883,586	129,992,057
Interpublic Group of Companies, Inc.	936,600	20,193,096
		150,185,153
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	404,400	31,854,588

TOTAL COMMUNICATION SERVICES		467,283,593

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.4%
General Motors Co.	569,100	21,329,868
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	478,500	102,738,735
Royal Caribbean Cruises Ltd.	274,300	29,714,919
		132,453,654
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	3,417,864
Multiline Retail - 0.3%
Dollar General Corp.	110,300	17,531,082
Specialty Retail - 3.1%
Burlington Stores, Inc. (a)	49,000	9,791,180
Lowe's Companies, Inc.	566,000	62,237,360
The Home Depot, Inc.	192,400	44,640,648
TJX Companies, Inc.	727,800	40,567,572
		157,236,760
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	163,200	14,399,136
Tapestry, Inc.	266,100	6,931,905
		21,331,041

TOTAL CONSUMER DISCRETIONARY		353,300,269

CONSUMER STAPLES - 9.6%
Beverages - 1.5%
Diageo PLC	318,700	13,019,000
PepsiCo, Inc.	470,400	64,491,840
		77,510,840
Food & Staples Retailing - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	403,400	12,362,184
BJ's Wholesale Club Holdings, Inc. (a)	921,317	23,834,471
Kroger Co.	527,400	13,596,372
Walmart, Inc.	1,021,178	121,193,405
		170,986,432
Food Products - 2.1%
Hilton Food Group PLC	489,778	5,985,933
McCormick & Co., Inc. (non-vtg.)	79,900	12,488,370
Mondelez International, Inc.	708,500	39,194,220
Nestle SA (Reg. S)	323,449	35,079,513
The J.M. Smucker Co.	150,000	16,503,000
		109,251,036
Household Products - 0.6%
Kimberly-Clark Corp.	219,900	31,236,795
Personal Products - 0.7%
Unilever NV	551,700	33,128,153
Tobacco - 1.4%
Altria Group, Inc.	614,700	25,141,230
British American Tobacco PLC (United Kingdom)	365,400	13,494,318
Philip Morris International, Inc.	396,700	30,121,431
		68,756,979

TOTAL CONSUMER STAPLES		490,870,235

ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
BP PLC	4,758,800	30,126,844
Chevron Corp.	995,980	118,123,228
ConocoPhillips Co.	1,254,500	71,481,410
Enterprise Products Partners LP	944,000	26,979,520
Equinor ASA	1,285,600	24,453,906
Exxon Mobil Corp.	677,100	47,810,031
Imperial Oil Ltd.	815,400	21,233,574
Phillips 66 Co.	437,100	44,759,040
Suncor Energy, Inc.	951,700	30,019,657
The Williams Companies, Inc.	852,965	20,522,338
Valero Energy Corp.	448,800	38,255,712
		473,765,260
FINANCIALS - 22.3%
Banks - 12.3%
Bank of America Corp.	4,397,900	128,286,743
Citigroup, Inc.	1,592,500	110,009,900
Huntington Bancshares, Inc.	1,282,300	18,298,421
JPMorgan Chase & Co.	1,612,264	189,747,350
M&T Bank Corp.	147,000	23,221,590
SunTrust Banks, Inc.	705,700	48,552,160
Wells Fargo & Co.	2,279,586	114,982,318
		633,098,482
Capital Markets - 1.9%
KKR & Co. LP	2,054,421	55,161,204
The Blackstone Group LP	882,526	43,102,570
		98,263,774
Consumer Finance - 1.0%
Capital One Financial Corp.	538,400	48,983,632
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	750,600	156,139,812
Insurance - 4.1%
Chubb Ltd.	495,371	79,972,694
Marsh & McLennan Companies, Inc.	358,300	35,847,915
MetLife, Inc.	901,370	42,508,609
The Travelers Companies, Inc.	337,800	50,227,482
		208,556,700

TOTAL FINANCIALS		1,145,042,400

HEALTH CARE - 14.3%
Biotechnology - 1.6%
AbbVie, Inc.	194,400	14,719,968
Amgen, Inc.	350,571	67,838,994
		82,558,962
Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (a)	92,500	5,391,825
Becton, Dickinson & Co.	240,100	60,735,696
Danaher Corp.	396,700	57,295,381
		123,422,902
Health Care Providers & Services - 1.8%
Cigna Corp.	200,200	30,388,358
UnitedHealth Group, Inc.	278,600	60,545,352
		90,933,710
Pharmaceuticals - 8.5%
AstraZeneca PLC (United Kingdom)	801,938	71,604,335
Bristol-Myers Squibb Co.	1,102,600	55,912,846
Eli Lilly & Co.	227,100	25,396,593
Johnson & Johnson	1,119,368	144,823,832
Merck & Co., Inc.	201,200	16,937,016
Roche Holding AG (participation certificate)	284,532	82,845,677
Sanofi SA	456,181	42,257,322
		439,777,621

TOTAL HEALTH CARE		736,693,195

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.4%
General Dynamics Corp.	229,300	41,899,989
Northrop Grumman Corp.	104,400	39,128,076
United Technologies Corp.	687,871	93,908,149
		174,936,214
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	145,927	13,405,876
Electrical Equipment - 1.4%
AMETEK, Inc.	596,800	54,798,176
Fortive Corp.	244,900	16,790,344
		71,588,520
Industrial Conglomerates - 2.1%
General Electric Co.	5,037,547	45,035,670
Roper Technologies, Inc.	183,300	65,364,780
		110,400,450
Machinery - 0.4%
Ingersoll-Rand PLC	159,100	19,602,711
Professional Services - 0.3%
Equifax, Inc.	100,300	14,109,201
Trading Companies & Distributors - 0.1%
Bunzl PLC	163,300	4,266,692

TOTAL INDUSTRIALS		408,309,664

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.9%
Cisco Systems, Inc.	921,231	45,518,024
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	134,661	12,547,712
IT Services - 1.4%
Amdocs Ltd.	338,800	22,398,068
Fiserv, Inc. (a)	143,438	14,858,742
Paychex, Inc.	317,969	26,318,294
Visa, Inc. Class A	52,500	9,030,525
		72,605,629
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	418,600	45,677,632
Qualcomm, Inc.	338,800	25,843,664
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	812,500	37,765,000
		109,286,296
Software - 1.6%
Micro Focus International PLC	265,242	3,727,233
Microsoft Corp.	572,224	79,556,303
		83,283,536
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	207,900	46,563,363

TOTAL INFORMATION TECHNOLOGY		369,804,560

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	616,166	43,938,797
International Flavors & Fragrances, Inc. (e)	69,500	8,526,955
		52,465,752
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	250,400	55,370,952
Public Storage	118,500	29,064,495
		84,435,447
UTILITIES - 5.4%
Electric Utilities - 3.4%
Exelon Corp.	1,975,000	95,412,250
NextEra Energy, Inc.	234,900	54,729,351
Vistra Energy Corp.	964,700	25,786,431
		175,928,032
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	630,500	24,967,800
Multi-Utilities - 1.5%
Ameren Corp.	298,500	23,894,925
CenterPoint Energy, Inc.	666,400	20,111,952
WEC Energy Group, Inc.	330,700	31,449,570
		75,456,447

TOTAL UTILITIES		276,352,279

TOTAL COMMON STOCKS
(Cost $3,700,976,987)		4,858,322,654

Money Market Funds - 5.8%
Fidelity Cash Central Fund 1.96% (f)	287,247,569	287,305,019
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	8,566,043	8,566,900
TOTAL MONEY MARKET FUNDS
(Cost $295,868,793)		295,871,919
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $3,996,845,780)		5,154,194,573
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,115,258)
NET ASSETS - 100%		$5,133,079,315

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,417,864 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,286,957
Fidelity Securities Lending Cash Central Fund	206,072
Total	$5,493,029

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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